Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 19
Due from 1 to 5 years, amortized cost	237
Due from 5 to 10 years, amortized cost	697
Total, amortized cost, before allowance for credit losses	953	SFr 1,013
Due within 1 year, fair value	19
Due from 1 to 5 years, fair value	210
Due from 5 to 10 years, fair value	568
Total, fair value	SFr 797	1,005
Due within 1 year, average yield (as a percent)	0.89%
Due from 1 to 5 years, average yield (as a percent)	0.33%
Due from 5 to 10 years, average yield (as a percent)	0.36%
Total, average yield (as a percent)	0.36%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 18
Due from 1 to 5 years, amortized cost	237
Due from 5 to 10 years, amortized cost	697
Total, amortized cost, before allowance for credit losses	952	1,011
Due within 1 year, fair value	18
Due from 1 to 5 years, fair value	210
Due from 5 to 10 years, fair value	568
Total, fair value	SFr 796	SFr 1,003
Due within 1 year, average yield (as a percent)	0.60%
Due from 1 to 5 years, average yield (as a percent)	0.33%
Due from 5 to 10 years, average yield (as a percent)	0.36%
Total, average yield (as a percent)	0.35%